BORROWINGS - Schedule of Short-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Short-term Debt	$ 296,203	$ 166,594	$ 1,316,181
Short-term debt interest rate	0.27%	0.05%	1.62%
Short-term debt, average for the year	$ 204,503	$ 590,903	$ 1,146,719
Short-term debt, average rate (as a percent)	0.10%	1.09%	1.90%
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 51,203	$ 166,594	$ 165,181
Short-term debt interest rate	0.01%	0.05%	0.85%
Short-term debt, average for the year	$ 160,967	$ 149,036	$ 155,859
Short-term debt, average rate (as a percent)	0.07%	0.26%	1.15%
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 225,000	$ 0	$ 1,151,000
Short-term debt interest rate	0.18%	0.00%	1.73%
Short-term debt, average for the year	$ 43,371	$ 441,867	$ 990,860
Short-term debt, average rate (as a percent)	0.20%	1.37%	2.37%
Short-term Debt
Short-term Debt [Line Items]
Short-term Debt	$ 20,000	$ 0	$ 0
Short-term debt interest rate	1.90%	0.00%	0.00%
Short-term debt, average for the year	$ 165	$ 0	$ 0
Short-term debt, average rate (as a percent)	1.92%	0.00%	0.00%